Consolidated income statements (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Basic	$ 0.23	$ (0.13)	$ 0.03
Diluted	$ 0.23	$ (0.13)	$ 0.03